Stock-based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 19, 2021 shares	Nov. 30, 2021	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 27, 2019 STOCKHOLDER TERM $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock splits ratio	4.969669						4.969669
Awards outstanding (in shares) | shares	12,630,417
Award vesting period							2 years 4 months 2 days
Cost not yet recognized, amount							$ 6,219
Stock-based compensation expense			$ 11,696	$ 0	$ 22,709	$ 4,942
Restricted Common Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock splits ratio	4.969669
Award vesting period		4 years
Total expenses							$ 9,551	$ 0
Cost not yet recognized, amount			4,462		4,462
Stock-based compensation expense			841		$ 1,758
Cost not yet recognized, period for recognition					1 year 11 months 19 days
Restricted Common Stock Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting rights		10.00%
Restricted Common Stock Awards | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting rights		30.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							2 years 7 months 17 days
Total expenses							$ 3,402	$ 0
Cost not yet recognized, amount			47,617		$ 47,617		$ 20,616
Stock-based compensation expense			$ 10,855	$ 0	$ 20,951	$ 0
Cost not yet recognized, period for recognition					2 years 7 months 9 days
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							3 months
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							4 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock may be issued or issuable (in shares) | shares								2,250,000
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares) | shares	2,541,501						3,250,000
Stock Restriction Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stockholders participated | STOCKHOLDER									2
Cash purchase price (in dollars per share) | $ / shares									$ 19.67
Number of quarterly installments to repurchase | TERM									12
Stock-based compensation expense							$ 4,942	$ 3,295